Accrued Expenses and Other Current Liabilities	May 20, 2020
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
9.	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following as of December 31, 2019 and 2018:

	December 31,
(In thousands)	2019	2018
Research and development	$1,924	$1,216
Payroll and other employee-related expenses	8,748	8,207
Professional services fees	4,888	2,544
Accrued interest	1,356	1,195
Product revenue reserves	2,306	616
Accrual for employee stock purchase plan	183	251
Other	205	281

Total accrued expenses and other current liabilities	$19,610	$14,310